FIRSTAR MUTUAL FUND SERVICES, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

May 25, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Battery Park Funds - File Nos. 333-7805 and 811-7675

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and on behalf of Battery Park Funds (the "Registrant"), the undersigned hereby certifies that the form of Prospectus re-dated May 24, 2001 and Statement of Additional Information re-dated May 24, 2001 that would have been filed under Rule 497 (c) would not have differed from that contained in Post-Effective Amendment No. 7 to its registration statement on Form N-1A. The text of such Amendment to the registration statement was filed electronically.

     Questions regarding this filing may be directed to Ms. Elaine E. Richards at (414) 287-3338.

Very truly yours,

/s/ Elaine E. Richards
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Elaine E. Richards